Interest income and expense (Tables)	3 Months Ended
Jan. 31, 2026
Text Block [Abstract]
Summary of Consolidated Interest Income and Expense for Both Product and Accounting Category
The table below provides the consolidated interest income and expense by accounting category.

$ millions, for the three months ended		2026 Jan. 31		2025 Oct. 31		2025 Jan. 31
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)(2)	$10,036	$6,843	$10,245	$7,313	$10,679	$8,270
Debt securities measured at FVOCI (1)	765	n/a	818	n/a	862	n/a
Other (3)	1,001	651	1,031	649	1,178	648
Total	$11,802	$7,494	$12,094	$7,962	$12,719	$8,918
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income on sublease-related assets and interest expense on lease liabilities under IFRS 16.
(3)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.